PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Gross	$ 640,939	$ 616,482
Less: accumulated depreciation	(601,232)	(567,606)
Property and equipment, net	39,707	48,876
Depreciation	10,821	96,131	$ 118,564
Electronic equipment
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Gross	598,738	575,891
Office furniture
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Gross	4,417	4,249
Transportation equipment
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Gross	$ 37,784	$ 36,342